Inventories	12 Months Ended
Dec. 31, 2021
Inventories
Inventories

14 Inventories

in EUR k	Dec 31, 2021	Dec 31, 2020
Raw materials, consumables and supplies	3,831	11,167
Finished goods and merchandise	38	238
Inventories	3,869	11,405

Management assessed inventory obsolescence on all COVID-19 related inventories which resulted in an inventory write-off included within cost of sales in the amount of € 1,795k (2020: nil).

In the year ended December 31, 2021, raw materials, consumables and changes in inventories of finished goods recorded as expenses under “cost of sales” came to EUR 70,089k (2020: EUR 41,594k; 2019: EUR 11,285k).